Equity (Details Narrative)			12 Months Ended
	Aug. 11, 2023 $ / shares shares	Oct. 07, 2020 $ / shares shares	Dec. 31, 2023 CAD ($) Granted $ / shares shares	Dec. 31, 2022 CAD ($) Granted $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares shares	Aug. 14, 2023 shares	Jan. 03, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock shares repurchased during the period shares			474,353	600,000
Stock shares repurchased during the period, value | $			$ 1,193,000	$ 1,627,000
Share repurchase average price per share | $ / shares			$ 2.36	$ 2.7
Stock shares repurchased during the period value | $			$ 244,000		$ 2,364,000
Common stock shares issued			24,515,909	24,992,513
Number of shares issued	74,610,924						24,870,308
Outstanding warrants issued	74,610,924						24,870,308
Common shares issuable under plan			32,333
Adjustments for share-based payments | $			$ 2,457,000	$ 8,712,000	$ 11,683,000
Number of options granted | Granted			0	100,000
Treasury Share Reserve [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity			190,706	101,272
Postmedia Agreement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants And Rights Outstanding	77,778
Amended Warrants	2 years
Period From Date of Issuance	6 months
Warrants issued	89,000
Exercise price of warrants | $ / shares	$ 2.79
RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding Balance | $			$ 0	$ 667,000
Common shares issuable under plan			166,667
Description of vesting requirements for share-based payment arrangement			RSUs vest fully after three years of continuous employment from the date of grant and, in certain cases, if performance objectives are met as determined by the Board
Adjustments for share-based payments | $			$ 2,457,000	$ 8,604,000
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding warrants issued			358,000	663,000	663,000	663,000
Debenture Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding warrants issued			0	394,655
Warrants issued		1,493,131
Exercise price of warrants | $ / shares		$ 6.09
Number Of Warrants Expired Unexercised								394,655
Mogo Shareholders [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period			3 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price warrants granted | $ / shares						$ 16.89
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price warrants granted | $ / shares						$ 37.89
Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option plan description			The maximum number of Common Shares reserved for issuance under the Plan is the greater of i) 15% of the number of Common Shares issued and outstanding, and ii) 1,266,667
Stock option granted shares			1,266,667
Minimum percentage of common shares reserved for future issuance			15.00%
Description of Conversion of stock option upon exercise			Each option entitles the holder to receive one Common Share upon exercise
Maximum contractual term			eight years
Description of vesting requirements for share-based payment arrangement			These options generally vest monthly over a four-year period after an initial one-year cliff
Prior Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum contractual term			ten years
Preference shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued			0
Warrants Issued In Connection With Brokerage Services [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrants issued					190,961
Warrants Issued In Connection With Brokerage Services [member] | Mogo Related Entities [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding warrants issued			357,739